Leases - Summary of detailed information about undiscounted lease payments to be received after the reporting date (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	£ 4
Finance leases	154
Undiscounted lease payments receivable	158	£ 281
Unearned finance income	(24)
Net investment in finance lease receivable	130
Less than one year [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	1
Finance leases	23
Undiscounted lease payments receivable	24	46
One to two years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Finance leases	24
Undiscounted lease payments receivable	24	44
Two to three years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Finance leases	18
Undiscounted lease payments receivable	18	37
Three to four years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Finance leases	18
Undiscounted lease payments receivable	18	33
Four to five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Finance leases	18
Undiscounted lease payments receivable	18	34
More than five years [member]
Disclosure of undiscounted lease payments to net investment in finance lease [line items]
Operating leases	3
Finance leases	53
Undiscounted lease payments receivable	£ 56	£ 87